PROSPECTUS SUPPLEMENT

NORTHERN FUNDS

MONEY MARKET FUNDS

SUPPLEMENT DATED SEPTEMBER 16, 2011 TO PROSPECTUS DATED JULY 31, 2011

The following replaces the third paragraph under "FUND SUMMARIES — U.S. Government Select Money Market Fund — Principal Investment Strategies" on page 17 of the Prospectus:

Under unusual circumstances, as when appropriate securities that are exempt from state taxes are unavailable, the Fund also may invest in non-exempt U.S. government securities and cash equivalents, including money market funds, repurchase agreements and time deposits with a maturity of three months or less, and hold uninvested cash. Cash assets are not income-generating and therefore would impact the Fund's current yield. During this time, the Fund may not meet its investment objective.

Please retain this Supplement with your Prospectus for future reference.